Significant Accounting Policies - Summary of Credit Loss Allowance Activity (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance	$ 142
Increase in credit losses allowance	(526)	$ (140)
Ending balance	666
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Beginning balance	142	352
Increase in credit losses allowance	526	152
Write offs		(12)
Translation effect	(2)	(38)
Ending balance	$ 666	$ 454